The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities [Abstract]
Investment in subsidiaries	₩ (480,184)	₩ (283,161)